Cash and Cash Equivalents - Additional Information (Detail) - USD ($)			6 Months Ended
	Mar. 04, 2021	Feb. 25, 2021	Jun. 30, 2021	Jun. 30, 2022	Feb. 28, 2022	Dec. 31, 2021
Disclosure of classes of share capital [line items]
Proceed from the sale of shares	$ 69,000,000	$ 18,000,000
Cash				$ 61,576,463	$ 30,000,000	$ 90,167,967
Bottom of Range
Disclosure of classes of share capital [line items]
Cash equivalent average coupon rate				1.28%
Top of Range
Disclosure of classes of share capital [line items]
Cash equivalent average coupon rate				2.15%
American Depositary Share
Disclosure of classes of share capital [line items]
Proceed from the sale of shares			$ 97,000,000